CrossingBridge Ultra-Short Duration Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Face Amount†/
	Number of Shares	Value
Asset Backed Securities - 7.56%
Agriculture, Forestry, Fishing and Hunting - 1.40%
Arm Master Trust LLC Series 2022-T1 Agricultural Loan Backed Notes
2022-T1, 4.400%, 06/16/2025 (a)	1,140,000	1,137,442
Finance and Insurance - 4.59%
HTS Fund I LLC
2021-1, 1.410%, 08/25/2036 (a)	200,000	197,010
LendingPoint 2021-B Asset Securitization Trust
A, 1.110%, 02/15/2029 (a)	132,498	131,888
LendingPoint 2022-A Asset Securitization Trust
A, 1.680%, 06/15/2029 (a)	552,050	548,779
Lendingpoint 2022-B Asset Securitization Trust
2022-B, 4.770%, 10/15/2029 (a)	351,257	346,694
MMAF Equipment Finance LLC
2022-B, 5.570%, 09/09/2025 (a)	2,500,000	2,503,641
		3,728,012
Manufacturing - 1.23%
Daimler Trucks Retail Trust 2022-1
2022-1, 5.070%, 09/16/2024	1,000,000	1,000,737
Transportation and Warehousing - 0.34%
Santander Consumer Auto Receivables Trust 2021-B
B, 1.450%, 10/15/2028 (a)	286,044	275,830
Total Asset Backed Securities (Cost $6,146,836)		6,142,021

Bank Loans - 1.67%
Information - 1.67%
Univision Communications, Inc.
6.821% (1 Month LIBOR + 2.750%), 03/15/2024 (b)	1,354,000	1,354,284
Total Bank Loans (Cost $1,350,346)		1,354,284

Commercial Paper - 11.50%
Information - 1.84%
Crown Castle, Inc.
5.269%, 01/26/2023 (c)	1,500,000	1,494,429
Manufacturing - 7.03%
Constellation Brands, Inc.
5.238%, 02/07/2023 (c)	1,500,000	1,491,799
Eastman Chemical Co.
4.744%, 01/10/2023 (c)	1,500,000	1,497,896
HP, Inc.
4.597%, 01/23/2023 (c)	1,551,000	1,546,203
Jabil, Inc.
5.337%, 01/13/2023 (c)	1,183,000	1,180,656
		5,716,554
Retail Trade - 2.63%
Walgreens Boots Alliance, Inc.
4.989%, 02/13/2023 (c)	2,153,000	2,139,961
Total Commercial Paper (Cost $9,352,379)		9,350,944

Convertible Bonds - 1.25%
Information - 1.25%
Leafly Holdings, Inc.
8.000%, 01/31/2025 (d)(e)	1,089,000	1,012,770
Total Convertible Bonds (Cost $1,089,000)		1,012,770

Corporate Bonds - 73.25%
Administrative and Support and Waste Management and Remediation Services - 1.23%
Republic Services, Inc.
4.750%, 05/15/2023	1,000,000	998,350
Agriculture, Forestry, Fishing and Hunting - 0.72%
Cooks Venture, Inc.
2022-2, 5.500%, 01/15/2025 (a)	600,000	589,320
Finance and Insurance - 3.07%
Elevance Health, Inc.
3.300%, 01/15/2023	1,500,000	1,498,913
Enceladus Development Venture III LLC
10.000%, 11/15/2023 (a)	1,000,000	1,000,000
		2,498,913
Information - 9.96%
Calligo UK Ltd.
10.628% (3 Month EURIBOR + 8.500%), 12/29/2024 (b)(f)(g)	400,000	409,981
Infor, Inc.
1.450%, 07/15/2023 (a)	2,050,000	2,002,406
Linkem S.p.A.
7.693% (3 Month EURIBOR + 6.500%), 02/09/2023 (a)(b)(f)(g)	1,412,000	1,507,691
Oracle Corp.
2.625%, 02/15/2023	1,000,000	996,929
Quebecor Media, Inc.
5.750%, 01/15/2023 (f)	1,663,000	1,661,537
Rogers Communications, Inc.
3.000%, 03/15/2023 (f)	1,260,000	1,255,085
Tigo Energy, Inc.
5.500%, 01/15/2025 (a)	262,500	258,829
		8,092,458
Manufacturing - 25.36%
Blast Motion, Inc.
5.500%, 02/15/2025 (a)	1,000,000	966,000
Broadcom Corp / Broadcom Cayman Finance Ltd.
2.650%, 01/15/2023	2,000,000	1,998,614
Campbell Soup Co.
3.650%, 03/15/2023	1,395,000	1,391,302
Columbia Care, Inc.
13.000%, 05/14/2024 (f)	1,026,000	1,015,740
9.500%, 02/03/2026 (f)	2,016,000	1,979,460
Conagra Brands, Inc.
3.200%, 01/25/2023	1,456,000	1,454,945
Cytec Industries, Inc.
3.500%, 04/01/2023	170,000	170,000
General Electric Co.
3.100%, 01/09/2023	856,000	855,741
5.769% (3 Month LIBOR + 1.000%), 03/15/2023 (b)	617,000	617,066
General Mills, Inc.
5.089% (3 Month LIBOR + 1.010%), 10/17/2023 (b)	240,000	240,555
General Motors Financial Co, Inc.
4.738% (3 Month LIBOR + 0.990%), 01/05/2023 (b)	2,000,000	1,999,850
Hewlett Packard Enterprise Co.
2.250%, 04/01/2023	2,573,000	2,554,063
HF Sinclair Corp.
2.625%, 10/01/2023	500,000	489,735
Microchip Technology, Inc.
4.333%, 06/01/2023	1,500,000	1,493,827
Qorvo, Inc.
1.750%, 12/15/2024 (a)	1,400,000	1,291,150
Zoetis, Inc.
3.250%, 02/01/2023	2,100,000	2,097,006
		20,615,054
Mining, Quarrying, and Oil and Gas Extraction - 4.27%
Copper Mountain Mining Corp.
8.000%, 04/09/2026 (f)	1,337,499	1,250,562
Freeport-McMoRan, Inc.
3.875%, 03/15/2023	1,223,000	1,221,655
Glencore Funding LLC
4.125%, 05/30/2023 (a)	1,000,000	994,918
		3,467,135
Professional, Scientific, and Technical Services - 1.01%
Getty Images, Inc.
9.750%, 03/01/2027 (a)	827,000	817,609
Real Estate and Rental and Leasing - 1.82%
REX - Real Estate Exchange, Inc.
6.000%, 03/15/2025 (a)	1,500,000	1,477,200
Retail Trade - 5.96%
AutoZone, Inc.
2.875%, 01/15/2023	1,347,000	1,346,168
eBay, Inc.
2.750%, 01/30/2023	1,000,000	998,383
5.285% (3 Month LIBOR + 0.870%), 01/30/2023 (b)	2,500,000	2,500,415
		4,844,966
Transportation and Warehousing - 5.54%
DCP Midstream Operating LP
3.875%, 03/15/2023	1,787,000	1,779,763
Golar LNG Ltd.
7.000%, 10/20/2025 (f)	739,000	735,305
PBF Logistics LP / PBF Logistics Finance Corp.
6.875%, 05/15/2023	1,987,000	1,988,142
		4,503,210
Utilities - 7.73%
Cheniere Corpus Christi Holdings LLC
7.000%, 06/30/2024	785,000	795,274
The Southern Co.
8.399% (3 Month LIBOR + 3.630%), 03/15/2057 (b)	3,091,000	3,091,000
Talen Energy Supply LLC
7.250%, 05/15/2027 (a)	1,064,000	1,106,150
6.625%, 01/15/2028 (a)	369,000	377,875
7.625%, 06/01/2028 (a)	872,000	910,712
		6,281,011
Wholesale Trade - 6.58%
AmerisourceBergen Corp.
0.737%, 03/15/2023	1,500,000	1,487,483
Energy Transfer LP
3.600%, 02/01/2023	1,500,000	1,497,166
Martin Midstream Partners LP / Martin Midstream Finance Corp.
10.000%, 02/29/2024 (a)	1,974,000	1,983,031
Reliance Steel & Aluminum Co.
4.500%, 04/15/2023	383,000	382,936
		5,350,616
Total Corporate Bonds (Cost $59,890,209)		59,535,842

Rights - 0.06%
Feutune Light Acquisition Corp. (h)	103,600	50,350
Total Rights (Cost $5,171)		50,350

Special Purpose Acquisition Companies - 1.30%
Berenson Acquisition Corp. Founder Shares (d)(e)(h)	1,827	67
Feutune Light Acquisition Corp. (h)	103,600	1,056,720
Total Special Purpose Acquisition Companies (Cost $1,029,023)		1,056,787

Warrants - 0.00%
Feutune Light Acquisition Corp. (h)
Expiration: 06/01/2029, Exercise Price: $11.50	103,600	3,108
Leafly Holdings, Inc. (h)
Expiration: 11/07/2026, Exercise Price: $11.50	5,553	223
Total Warrants (Cost $1,634)		3,331

Money Market Funds - 4.17%
First American Treasury Obligations Fund - Class X, 4.197% (i)	3,385,705	3,385,705
Total Money Market Funds (Cost $3,385,705)		3,385,705

Total Investments (Cost $82,250,303) - 100.76%		81,892,034
Liabilities in Excess of Other Assets - (0.76)%		(617,060)
Total Net Assets - 100.00%		$81,274,974

Percentages are stated as a percent of net assets.

† Face amount in U.S. Dollar unless otherwise indicated.
(a) Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933. Aggregate value of these securities is $20,424,175 or 25.13% of Fund’s net assets.
(b) Variable rate security. The rate shown represents the rate at December 31, 2022.
(c) The rate shown is the effective yield.
(d) Security valued using unobservable inputs.
(e) Illiquid security.
(f) Foreign issued security.
(g) Principal amount denominated in Euros.
(h) Non-income producing security.
(i) Seven day yield as of December 31, 2022.

Definitions:
EURIBOR – Euro-Interbank Offer Rate is a reference rate expressing the average interest rate at which eurozone banks offer unsecured short-term lending on the interbank market.
LIBOR – London Interbank Offer Rate is a benchmark rate at which banks offer to lend funds to one another in the international interbank market for short-term loans.

CrossingBridge Ultra-Short Duration Fund
Schedule of Forward Currency Exchange Contracts
December 31, 2022 (Unaudited)

Settlement Date	Counterparty	Currency to be Delivered	USD Value at December 31, 2022	Currency to be Received	USD Value at December 31, 2022	Unrealized Appreciation / (Depreciation)
1/13/2023	U.S. Bank	1,818,000 EUR	$1,948,044	1,922,317 USD	$1,922,317	$(25,727)

EUR - Euro
USD - U.S. Dollars

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the
“Funds”) are comprised of the CrossingBridge Low Duration High Yield Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration
Fund (collectively, the “Mutual Funds”) and the CrossingBridge Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the CrossingBridge Low Duration High Yield Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration. The CrossingBridge Low Duration High Yield Fund commenced investment operations on
February 1, 2018. The Fund has registered both an Investor Class and Institutional Class of shares. During the fiscal quarter ended December 31, 2022, only the
Institutional Class was operational. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares. The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC (“the Adviser”), the Funds’
investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies ("SPACs"), is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Forward currency contracts are valued at the mean between the bid and asked prices by an approved Pricing Service.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a
Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

SPAC Founders Shares, received as part of the initial public offering process, will be valued initially in line with the publicly traded warrants, which typically have no value prior to the warrants being separated from the SPAC common shares. Upon a de-SPAC transaction, the valuation of the Founders Shares may be updated to reflect more current circumstances and inputs, including the value of the publicly traded warrants or the value of the publicly traded common shares, and may include a discount to reflect any restrictions associated with the Founders Shares.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the
Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Adviser.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds investments carried at fair value as of December 31, 2022:

CrossingBridge Ultra-Short Duration Fund	Level 1	Level 2	Level 3	Total
Assets(1):
Asset Backed Securities	$-	$6,142,021	$-	$6,142,021
Bank Loans	-	1,354,284	-	1,354,284
Commercial Paper	-	9,350,944	-	9,350,944
Convertible Bonds	-	-	1,012,770	1,012,770
Corporate Bonds	-	59,535,842	-	59,535,842
Rights	-	50,350	-	50,350
Special Purpose Acquisition Companies	-	1,056,720	67	1,056,787
Warrants	3,331	-	-	3,331
Money Market Fund	3,385,705	-	-	3,385,705
Total Assets	$3,389,036	$77,490,161	$1,012,837	$81,892,034

Other Financial Instruments(2):
Forward Currency Exchange Contracts	$-	$(25,727)	$-	$(25,727)
Total Other Financial Instruments	$-	$(25,727)	$-	$(25,727)

(1) See the Fund's Schedule of Investments for industry classifications.
(2) Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Ultra-Short Duration Fund
	Asset Backed Securities	Convertible Bonds	Special Purpose Acquisition Companies
Beginning Balance - October 1, 2022	$1,990,626	$1,012,770	$93
Purchases	-	-	-
Sales	-	-	-
Realized gains	-	-	-
Realized losses	-	-	-
Change in unrealized appreciation (depreciation)	-	-	(26)
Transfer in/(out) of Level 3	(1,990,626)	-	-
Ending Balance - December 31, 2022	$-	$1,012,770	$67

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2022:

CrossingBridge Ultra-Short Duration Fund
Description	Fair Value December 31, 2022	Valuation Methodologies	Unobservable Input	Range/Weighted Average Unobservable Input
Convertible Bonds*	$ 1,012,770	Company-specific information	Market discount	$100.00
Special Purpose Acquisition Companies**	$ 67	Company-specific information	Market assessment	$0-$1

* Table presents information for one security, which has been valued at $93.00 throughout the period.
** Table presents information for four securities, which have been valued between $0.01 and $0.09 throughout the period.